UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (93.4%)

Australia (4.2%)
Chemicals (0.3%)
Nufarm, Ltd.§	67,000	$451,678
Commercial Services & Supplies (0.5%)
Downer EDI, Ltd.	116,000	666,032
Distribution & Wholesale (0.4%)
Metcash, Ltd.§	170,000	511,679
Diversified Financials (2.6%)
Austbrokers Holdings, Ltd.	397,000	854,980
Australian Infrastructure Fund§	300,000	470,722
Babcock & Brown Infrastructure Group§	486,021	588,386
ConnectEast Group	550,000	482,477
Mortgage Choice, Ltd.	503,000	955,208
		3,351,773
Media (0.4%)
STW Communications Group, Ltd.§	238,000	519,653
TOTAL AUSTRALIA		5,500,815

Belgium (0.9%)
Healthcare Equipment & Supplies (0.9%)
Omega Pharma SA	19,950	1,208,816
TOTAL BELGIUM		1,208,816

Bermuda (2.9%)
Commercial Services & Supplies (0.7%)
VistaPrint, Ltd.*	39,900	882,588
Hotels, Restaurants & Leisure (1.0%)
Orient-Express Hotels, Ltd. Class A§	36,600	1,334,070
Media (1.2%)
Central European Media Enterprises, Ltd. Class A*§	25,200	1,533,168
TOTAL BERMUDA		3,749,826

China (3.5%)
Airlines (1.5%)
Air China, Ltd. Series H	4,940,000	1,906,068
Communications Equipment (0.8%)
ZTE Corp. Series H§	352,800	1,038,051
Internet Software & Services (1.2%)
Netease.com, Inc. ADR*§	54,640	945,272
Shanda Interactive Entertainment, Ltd. ADR*§	42,110	634,598
		1,579,870
TOTAL CHINA		4,523,989

Denmark (1.0%)
Household Durables (1.0%)
Bang & Olufsen AS B Shares§	12,375	1,269,860
TOTAL DENMARK		1,269,860

Finland (0.7%)
Communications Equipment (0.7%)
Elcoteq SE	54,150	907,877
TOTAL FINLAND		907,877

France (2.6%)
Computers & Peripherals (0.6%)
Gemplus International SA*§	427,500	759,725
Hotels, Restaurants & Leisure (0.8%)
Elior§	59,707	1,035,063

	Number of Shares	Value

COMMON STOCKS
France
Real Estate (1.2%)
Nexity	26,350	$1,509,423
TOTAL FRANCE		3,304,211

Germany (6.2%)
Building Products (1.1%)
Pfleiderer AG§	58,700	1,383,931
Commercial Services & Supplies (0.8%)
CeWe Color Holding AG§	28,500	1,094,875
Diversified Financials (1.2%)
AWD Holding AG§	44,000	1,586,409
Energy Equipment & Services (0.2%)
Q-Cells AG*§	3,947	282,045
Machinery (1.1%)
IWKA AG*§	58,000	1,398,246
Real Estate (0.6%)
Vivacon AG*	35,000	832,405
Specialty Retail (1.2%)
Fielmann AG§	15,300	1,489,735
TOTAL GERMANY		8,067,646

India (1.1%)
Internet Software & Services (1.1%)
Sify, Ltd. ADR*§	179,700	1,423,224
TOTAL INDIA		1,423,224

Japan (13.4%)
Auto Components (0.8%)
Nippon Seiki Company, Ltd.	50,000	997,706
Chemicals (1.7%)
Kuraray Company, Ltd.	203,500	2,246,951
Commercial Services & Supplies (0.4%)
Take and Give Needs Company, Ltd.§	445	454,812
Computers & Peripherals (1.1%)
Melco Holdings, Inc.§	51,300	1,466,592
Distribution & Wholesale (0.2%)
Happinet Corp.	14,800	315,628
Diversified Financials (1.4%)
Asset Managers Company, Ltd.§	440	916,296
OMC Card, Inc.§	87,100	828,285
		1,744,581
Electronic Equipment & Instruments (0.8%)
Nidec Corp.§	10,000	712,545
Nihon Dempa Kogyo Company, Ltd.§	11,200	372,174
		1,084,719
Food Products (0.5%)
Mitsui Sugar Company, Ltd.	199,000	664,797
Hotels, Restaurants & Leisure (1.9%)
Round One Corp.§	614	2,481,024
Internet & Catalog Retail (0.7%)
Belluna Company, Ltd.§	49,700	868,019
Internet Software & Services (1.1%)
ACCA Networks Company, Ltd.*	206	342,324
SBI Holdings, Inc.§	2,775	1,092,353
		1,434,677

	Number of Shares	Value

COMMON STOCKS

Japan
Machinery (0.7%)
Sodick Company, Ltd.	89,800	$915,388
Media (0.6%)
Usen Corp.§	71,200	708,958
Specialty Retail (1.5%)
USS Company, Ltd.	19,220	1,280,060
Village Vanguard Company, Ltd.	109	697,008
		1,977,068
TOTAL JAPAN		17,360,920

Netherlands (1.0%)
Semiconductor Equipment & Products (1.0%)
ASM International NV*§	84,000	1,303,605
TOTAL NETHERLANDS		1,303,605

Norway (2.0%)
Electronic Equipment & Instruments (1.0%)
Tandberg ASA§	141,500	1,319,658
Machinery (1.0%)
Tomra Systems ASA§	188,000	1,298,749
TOTAL NORWAY		2,618,407

South Korea (2.7%)
Machinery (2.5%)
Samsung Heavy Industries Company, Ltd.	134,700	3,312,835
Software (0.2%)
Gravity Company, Ltd. ADR*§	39,400	250,190
TOTAL SOUTH KOREA		3,563,025

Sweden (4.4%)
Commercial Services & Supplies (0.7%)
Observer AB*	216,000	873,311
Healthcare Equipment & Supplies (1.4%)
Getinge AB Class B§	101,000	1,816,874
Machinery (2.3%)
Alfa Laval AB§	90,000	2,946,992
TOTAL SWEDEN		5,637,177

Switzerland (2.2%)
Biotechnology (1.0%)
Actelion, Ltd.*	10,260	1,293,264
Machinery (1.2%)
Georg Fischer AG*	3,420	1,545,574
TOTAL SWITZERLAND		2,838,838

Taiwan (0.9%)
Electronic Equipment & Instruments (0.9%)
AU Optronics Corp. ADR*§	76,277	1,124,323
TOTAL TAIWAN		1,124,323

United Kingdom (8.6%)
Commercial Services & Supplies (3.0%)
Enterprise PLC	140,000	1,129,584
Michael Page International PLC	200,000	1,232,189
Serco Group PLC	240,000	1,478,200
		3,839,973
Diversified Financials (0.8%)
Melrose PLC	400,000	1,069,768

	Number of Shares	Value

COMMON STOCKS

United Kingdom
Electronic Equipment & Instruments (0.8%)
Laird Group PLC	150,561	$995,655
Industrial Conglomerates (1.7%)
Intertek Group PLC	100,000	1,223,367
Synergy Healthcare PLC	93,385	957,221
		2,180,588
Insurance (0.9%)
Admiral Group PLC	100,000	1,241,072
Road & Rail (0.9%)
Arriva PLC	110,000	1,135,049
Specialty Retail (0.5%)
Halfords Group PLC	125,000	684,780
TOTAL UNITED KINGDOM		11,146,885

United States (35.1%)
Aerospace & Defense (0.9%)
BE Aerospace, Inc.*	49,500	1,225,125
Beverages (0.6%)
Hansen Natural Corp.*	18,000	827,820
Biotechnology (2.5%)
Cubist Pharmaceuticals, Inc.*	48,000	1,100,160
Kendle International, Inc.*	29,500	857,565
LifeCell Corp.*§	45,700	1,305,649
		3,263,374
Chemicals (0.3%)
Pacific Ethanol, Inc.	23,000	360,956
Commercial Services & Supplies (0.3%)
Kenexa Corp.*	18,100	428,065
Communications Equipment (1.5%)
F5 Networks, Inc.*	27,700	1,283,618
Kanbay International, Inc.*§	45,000	652,500
		1,936,118
Distribution & Wholesale (1.0%)
Beacon Roofing Supply, Inc.*§	63,749	1,165,969
Brightpoint, Inc.*	7,980	117,067
		1,283,036
Diversified Financials (1.3%)
Bankrate, Inc.*§	16,100	484,449
Investment Technology Group, Inc.*	24,100	1,213,676
		1,698,125
Electrical Equipment (0.8%)
Energy Conversion Devices, Inc.*§	22,200	747,030
Houston Wire & Cable Co.*	17,600	331,232
		1,078,262
Electronic Equipment & Instruments (1.5%)
Daktronics, Inc.§	21,300	599,382
Hittite Microwave Corp.*	10,800	440,100
Itron, Inc.*	19,500	907,530
		1,947,012
Energy Equipment & Services (0.7%)
Unit Corp.*	15,300	897,192
Food Products (0.8%)
Herbalife, Ltd.*	27,100	968,012
Healthcare Equipment & Supplies (3.3%)
ArthroCare Corp.*§	29,600	1,303,584
Conor Medsystems, Inc.*	11,500	318,550

	Number of Shares	Value

COMMON STOCKS

United States
Healthcare Equipment & Supplies
Hologic, Inc.*	29,000	$1,302,390
Illumina, Inc.*	8,400	321,132
Neurometrix, Inc.*	31,100	1,020,702
		4,266,358
Healthcare Providers & Services (2.0%)
Pediatrix Medical Group, Inc.*	32,400	1,373,760
Psychiatric Solutions, Inc.*§	36,652	1,154,171
		2,527,931
Hotels, Restaurants & Leisure (1.6%)
Chipotle Mexican Grill, Inc. Class A*	17,700	929,250
Life Time Fitness, Inc.*	26,100	1,182,330
		2,111,580
Household Durables (1.2%)
Knoll, Inc.	88,300	1,518,760
Insurance (0.6%)
Tower Group, Inc.	24,900	747,498
Internet & Catalog Retail (1.0%)
Coldwater Creek, Inc.*	25,900	516,187
Nutri/System, Inc.*	15,600	825,552
		1,341,739
Internet Software & Services (1.5%)
Allscripts Heathcare Solutions, Inc.*§	76,200	1,452,372
INVESTools, Inc.*	61,600	505,120
		1,957,492
IT Consulting & Services (1.3%)
Redback Networks, Inc.*§	59,100	913,686
SRA International, Inc. Class A*	32,100	776,499
		1,690,185
Machinery (1.7%)
Ceradyne, Inc.*§	21,100	1,031,579
NACCO Industries, Inc. Class A§	8,100	1,119,177
		2,150,756
Media (1.0%)
aQuantive, Inc.*	63,300	1,297,650
Real Estate (1.1%)
Trammell Crow Co.*	27,100	933,866
Williams Scotsman International, Inc.*	24,100	514,053
		1,447,919
Semiconductor Equipment & Products (2.9%)
EMCORE Corp.*§	96,200	679,172
FormFactor, Inc.*	24,100	1,033,167
SiRF Technology Holdings, Inc.*	21,000	401,100
Tessera Technologies, Inc.*§	51,400	1,617,558
		3,730,997
Specialty Retail (2.5%)
Aaron Rents, Inc.	27,700	668,678
DSW, Inc. Class A*§	19,400	666,002
Gymboree Corp.*	27,600	925,152
J. Crew Group, Inc.*	19,100	509,206
Zumiez, Inc.*	16,700	499,831
		3,268,869
Wireless Telecommunication Services (1.2%)
SBA Communications Corp. Class A*	64,200	1,533,096

	Number of Shares	Value

COMMON STOCKS
TOTAL UNITED STATES		$45,503,927
TOTAL COMMON STOCKS (Cost $111,413,295)		121,053,371

PREFERRED STOCK (1.3%)
Germany (1.3%)
Healthcare Equipment & Supplies (1.3%)
Draegerwerk AG§ (Cost $1,540,403)	26,000	1,621,554

WARRANTS (0.0%)
United States (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	11,500	0

LIMITED PARTNERSHIPS (2.7%)
United States (2.7%)
Venture Capital (2.7%)
Austin Ventures VIII L.P.*††	430,001	343,686
Boston Ventures V L.P.*††	960,014	404,946
CVC European Equity III L.P.*††	914,411	658,977
Madison Dearborn Capital Partners IV L.P.*††	842,530	952,684
New Enterprise Associates VII L.P.*††	1,000,000	204,579
Oak Investment Partners X L.P.*††	1,281,562	977,840
TOTAL LIMITED PARTNERSHIPS (Cost $3,268,904)		3,542,712

SHORT-TERM INVESTMENTS (30.6%)
State Street Navigator Prime Portfolio§§	36,816,356	36,816,356

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$2,821	2,821,000

TOTAL SHORT-TERM INVESTMENTS (Cost $39,637,356)		39,637,356

TOTAL INVESTMENTS AT VALUE (128.0%) (Cost $155,859,958)		165,854,993

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.0%)		(36,313,563)

NET ASSETS (100.0%)		$129,541,430

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*                 Non-income producing security.

††            Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“Credit Suisse”) determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their “fair values” using procedures approved by the Board of Directors.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Assets	Distributions Received	Open Commitments

Austin Ventures VIII L.P.	Ltd. Partnership	430,001	7/13/01	$359,352	$343,686	$0.80	0.27%	$68,264	$123,332
Boston Ventures V L.P.	Ltd. Partnership	960,014	9/01/96	346,363	404,946	0.42	0.31%	699,982	39,986
CVC European Equity III L.P.	Ltd. Partnership	914,411	9/04/01	517,944	658,977	0.72	0.51%	872,321	85,589
Madison Dearborn Capital Partners IV L.P.	Ltd. Partnership	842,530	4/02/01	672,628	952,684	1.13	0.74%	283,123	155,240
New Enterprise Associates VII L.P.	Ltd. Partnership	1,000,000	12/01/96	371,777	204,579	0.20	0.16%	3,225,632	—
Oak Investment Partners X L.P.	Ltd. Partnership	1,281,562	1/18/01	1,000,840	977,840	0.76	0.75%	309,775	218,438
				$3,268,904	$3,542,712		2.74%	$5,459,097	$622,585

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $155,859,958, $20,589,555, $(10,594,520) and $9,995,035, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006